Note 17 - Impairment of Non-current Assets - Disclosure of Impairment Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Impairment of non-current assets		$ 58,739
Deferred income tax recovery		(6,300)
Impairment of non-current assets, net of tax		$ 52,439